Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
Details of dividends recognized as distributions to stockholders
(a)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020 (*1)
Common Stock:
Total number of shares issued and outstanding		474,199,587	516,599,554
Par value per share in won		5,000	5,000
Dividend per share in won		1,850	1,500
Dividends (*2)	~~W~~	851,587	773,839

Dividend rate per share (%)		37.0	30.0

Preferred Stock:
Total number of shares issued and outstanding		17,482,000	17,482,000
Par value per share in won		5,000	5,000
Dividend per share in won		1,850	1,716
Dividends	~~W~~	32,342	29,999

Dividend rate per share (%)		37.0	34.3

(*1)	Dividends were decided on March 25, 2021. The amount of dividends was not recognized as a distribution to the owner during the period.
(*2)	Dividends on own shares held by the Group are excluded.

Dividend for hybrid bond
(b)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Amount of hybrid bond	~~W~~	1,738,150	2,188,150
Interest rate (%)		3.27 ~ 5.88	3.12 ~ 5.88

Dividends	~~W~~	61,993	85,327